STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Banks - 4.3%
Bank of America	101,827		3,392,876
Citigroup	1,400		105,168
JPMorgan Chase & Co.	16,113		2,123,049
MGIC Investment	70,000		1,008,700
Popular	19,919		1,101,720
Wells Fargo & Co.	8,000		435,680
			8,167,193
Capital Goods - 3.1%
Carlisle	5,800		904,684
Johnson Controls International	27,714		1,186,991
Lockheed Martin	4,907		1,918,784
Pentair	5,086		225,564
The Boeing Company	1,580		578,564
The Timken Company	18,600		978,174
			5,792,761
Commercial & Professional Services - .4%
Robert Half International	12,329		717,548
Consumer Durables & Apparel - 2.2%
Garmin	5,582		545,306
NIKE, Cl. B	14,322		1,338,964
Tempur Sealy International	11,029	[a]	936,142
Whirlpool	8,884	[b]	1,271,300
			4,091,712
Consumer Services - 1.2%
McDonald's	1,705		331,588
Starbucks	22,970		1,962,327
			2,293,915
Diversified Financials - 4.6%
American Express	10,096		1,212,732
Berkshire Hathaway, Cl. B	9,092	[a]	2,002,968
Discover Financial Services	16,437		1,395,008
OneMain Holdings	25,000		1,077,250
S&P Global	6,489		1,717,314
Synchrony Financial	37,595		1,406,429
			8,811,701
Energy - 6.0%
Cabot Oil & Gas	27,279		434,827
Chevron	21,835		2,557,534
ConocoPhillips	23,378		1,401,277

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 6.0% (continued)
EOG Resources	15,753		1,116,888
Exxon Mobil	19,644		1,338,346
Kinder Morgan	56,893		1,115,672
Phillips 66	14,158		1,624,206
TechnipFMC	31,972		602,352
The Williams Companies	51,091		1,160,788
			11,351,890
Food & Staples Retailing - 1.8%
Casey's General Stores	5,510		957,473
Walmart	20,866		2,484,932
			3,442,405
Food, Beverage & Tobacco - 3.0%
Altria Group	25,872		1,285,838
Monster Beverage	22,806	[a]	1,364,255
PepsiCo	8,740		1,187,154
Philip Morris International	16,810		1,394,053
The Coca-Cola Company	10,333		551,782
			5,783,082
Health Care Equipment & Services - 2.5%
Danaher	8,773		1,280,683
Hologic	5,843	[a]	299,863
IDEXX Laboratories	4,574	[a]	1,150,727
UnitedHealth Group	5,195		1,453,925
Veeva Systems, Cl. A	3,497	[a]	521,682
			4,706,880
Household & Personal Products - 2.0%
Kimberly-Clark	10,260		1,398,848
The Procter & Gamble Company	20,077		2,450,599
			3,849,447
Insurance - 3.4%
Arch Capital Group	6,399	[a]	268,566
Globe Life	14,715		1,512,113
MetLife	26,341		1,314,679
Prudential Financial	3,060		286,477
The Allstate	4,244		472,569
The Progressive	20,660		1,509,213
Unum Group	32,949		1,012,852
			6,376,469
Materials - 1.3%
Ball	15,184		1,003,055
Reliance Steel & Aluminum	8,800		1,038,224
Sealed Air	12,823		483,812
			2,525,091

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Media & Entertainment - 7.1%
Alphabet, Cl. A	2,332	[a]	3,041,138
Alphabet, Cl. C	2,465	[a]	3,216,726
Charter Communications, Cl. A	3,157	[a]	1,483,822
Comcast, Cl. A	12,000		529,800
Facebook, Cl. A	21,192	[a]	4,273,155
The Walt Disney Company	5,096		772,452
Twitter	6,846	[a]	211,610
			13,528,703
Pharmaceuticals Biotechnology & Life Sciences - 13.9%
AbbVie	23,447		2,057,005
Agilent Technologies	16,277		1,314,693
Alexion Pharmaceuticals	6,335	[a]	721,810
Amgen	11,012		2,584,737
Biogen	5,409	[a]	1,621,672
Bristol-Myers Squibb	26,073		1,484,597
Elanco Animal Health	8,815	[a]	244,264
Eli Lilly & Co.	2,907		341,136
Incyte	12,541	[a]	1,180,861
IQVIA Holdings	4,639	[a]	677,201
Johnson & Johnson	28,240		3,882,718
Merck & Co.	23,551		2,053,176
Mettler-Toledo International	1,229	[a]	884,155
Pfizer	70,248		2,705,953
Regeneron Pharmaceuticals	1,119	[a]	412,911
Thermo Fisher Scientific	4,671		1,466,460
Waters	5,286	[a]	1,173,862
Zoetis	13,159		1,585,923
			26,393,134
Real Estate - 1.2%
American Tower	994	[c]	212,746
Public Storage	4,899	[c]	1,032,121
VICI Properties	39,511	[b,c]	977,107
			2,221,974
Retailing - 6.6%
Amazon.com	3,405	[a]	6,131,724
AutoZone	666	[a]	784,495
eBay	29,300		1,040,736
Foot Locker	18,579		744,089
Genuine Parts	10,744		1,121,351
LKQ	39,500	[a]	1,393,560
The Home Depot	5,681		1,252,717
			12,468,672
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom	3,413		1,079,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 2.2% (continued)
Intel	52,459		3,045,245
			4,124,470
Software & Services - 16.1%
Accenture, Cl. A	11,240		2,261,038
Adobe	6,584	[a]	2,037,946
Autodesk	7,256	[a]	1,312,610
Automatic Data Processing	8,026		1,370,680
CACI International, Cl. A	4,128	[a]	987,913
Cadence Design Systems	17,861	[a]	1,254,735
Fortinet	6,737	[a]	708,126
International Business Machines	7,924		1,065,382
Intuit	5,554		1,437,875
Mastercard, Cl. A	2,907		849,513
Microsoft	61,987		9,383,592
Oracle	12,900		724,206
PayPal Holdings	16,687	[a]	1,802,363
Salesforce.com	798	[a]	129,986
Verisign	4,779	[a]	911,546
Visa, Cl. A	18,946	[b]	3,495,726
WEX	4,162	[a]	837,103
			30,570,340
Technology Hardware & Equipment - 6.5%
Apple	29,961		8,007,077
Cisco Systems	50,273		2,277,870
HP	46,393		931,571
Xerox Holdings	31,035		1,208,193
			12,424,711
Telecommunication Services - 2.9%
AT&T	65,118		2,434,111
Verizon Communications	49,685		2,993,024
			5,427,135
Transportation - 3.8%
CSX	19,650		1,405,761
Norfolk Southern	7,916		1,531,746
Union Pacific	8,494		1,494,859
United Airlines Holdings	14,911	[a]	1,383,741
United Parcel Service, Cl. B	11,987		1,435,203
			7,251,310
Utilities - 3.0%
AES	56,993		1,077,738
Exelon	33,874		1,504,006
NRG Energy	24,500		973,385
OGE Energy	30,568		1,285,690

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - 3.0% (continued)
Vistra Energy		35,100		931,203
				5,772,022
Total Common Stocks (cost $134,520,307)				188,092,565
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,731,890)	1.63	1,731,890	[d]	1,731,890
Total Investments (cost $136,252,197)		100.0%		189,824,455
Liabilities, Less Cash and Receivables		.0%		(10,182)
Net Assets		100.0%		189,814,273

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $5,699,284 and the value of the collateral was $5,841,883, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	188,092,565	-	-	188,092,565
Investment Companies	1,731,890	-	-	1,731,890

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $53,572,258, consisting of $56,548,209 gross unrealized appreciation and $2,975,951 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.